short-term borrowings (Details) - CAD ($) $ in Millions		12 Months Ended
	May 22, 2024	Dec. 31, 2024	Dec. 31, 2023
short-term borrowings
Trade receivables and unbilled customer finance receivables, maximum capacity	$ 1,600
Cash proceeds from monthly sales	$ 920
Short-term borrowings		$ 922	$ 104
TELUS Communications Inc. | Revolving period securitization agreement
short-term borrowings
Cash proceeds from monthly sales		100
Short-term borrowings		900	100
TELUS Communications Inc. | New revolving period securitization agreement
short-term borrowings
Trade receivables that can be sold under the securitization agreement		$ 600
Trade receivables and unbilled customer finance receivables held for sale			$ 121